PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEETS

	December 31,
	2022	2023
	RMB	RMB
Assets
Current assets
Cash	64,344	20,475
Term deposits	713,872	85,522
Short-term investments	62,681	39,197
Other current assets	13	13
Total current assets	840,910	145,207
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries	857,362	1,108,131
Total non-current asset	857,362	1,108,131
Total assets	1,698,272	1,253,338
Liabilities
Current liabilities
Accrued expenses and other current liabilities	135,054	52,372
Total current liabilities	135,054	52,372
Total liabilities	135,054	52,372
Shareholders’ equity:
Class A Ordinary Shares	193	195
Class B Ordinary Shares	17	17
Additional paid-in capital	11,184,360	11,210,542
Treasury stock	(120,899)	(120,899)
Accumulated other comprehensive loss	(78,613)	(57,327)
Accumulated deficit	(9,421,840)	(9,831,562)
Total shareholders’ equity	1,563,218	1,200,966
Total liabilities and shareholders’ equity	1,698,272	1,253,338

SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Total operating expenses	(280,773)	(238,074)	(89,953)
Change in fair value of warrant liabilities	(29,011)	-	-
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries	(594,075)	(736,824)	(319,769)
Loss before income taxes	(903,859)	(974,898)	(409,722)
Income tax expense	-	-	-
Net loss	(903,859)	(974,898)	(409,722)
Accretion and modification of Redeemable Convertible Preferred Shares	(4,878,652)	-	-
Net loss attributable to ordinary shareholders	(5,782,511)	(974,898)	(409,722)

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash used in operating activities	(13,099)	(290,137)	(133,979)
Net cash used in investing activities	(1,397,584)	(335,194)	(569,407)
Net cash provided by/ (used in) financing activities	2,685,674	(47,474)	-
Effect of foreign currency exchange rate changes on cash	(58,740)	73,275	31,168
Net increase/(decrease) in cash	1,216,251	(599,530)	(672,218)
Cash at the beginning of the year	161,494	1,377,745	778,215
Cash at the end of the year	1,377,745	778,215	105,997